Reverse Stock Split	12 Months Ended
Dec. 31, 2021
Reverse Stock Split [Abstract]
Reverse Stock Split

12. Reverse Stock Split

On August 1, 2022, the Board of Directors (the “Board”) of Marizyme approved a reverse stock split of the Company’s authorized and outstanding common stock at a ratio of 1-for-4. On August 3, 2022, the Company effected the reverse stock split by filing a Certificate of Change with the Secretary of State of the State of Nevada. As a result, the total number of shares of common stock held by each stockholder was converted automatically into the number of whole shares of common stock equal to the number of issued and outstanding shares of common stock held by such stockholder immediately prior to the reverse stock split, divided by four, subject to rounding of fractional shares. The Company expects that the reverse stock split will be reflected in the trading price of the common stock after the Financial Industry Regulatory Authority, Inc. (“FINRA”) completes its processing of the reverse stock split, which is expected to be the date on which the common stock is listed on the Nasdaq Capital Market tier operated by Nasdaq in the event that the Company’s listing application to Nasdaq is approved.

As a result of the reverse stock split, there are approximately 10,207,212 shares of common stock outstanding, not including the shares of common stock included in the units that the Company expects to issue in this public offering or upon any exercise of the Over-Allotment Option or of any warrants included in the units issued to investors or of the representative’s warrant. No fractional shares have been or will be issued, and no cash or other consideration has been or will be paid. Instead, the Company issued one whole share of the post- reverse stock split common stock to any stockholder who otherwise would have received a fractional share as a result of the reverse stock split. The Company’s existing shareholders’ percentage ownership interests in the Company remains the same following the reverse stock split (subject to rounding of fractional shares).